SECURED CONVERTIBLE PROMISSORY NOTES (Details) (USD $)	9 Months Ended		9 Months Ended			1 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013 Chief Executive Officer [Member]	Sep. 30, 2013 Member of the Board of Directors [Member]	Sep. 30, 2013 Tin Cup Llc [Member]	Sep. 30, 2013 Oil and Gas Property in Lousiana and Texas [Member]	Jun. 30, 2013 Oil and Gas Property in Lousiana and Texas [Member]	Sep. 30, 2013 Oil and Gas Property in Lousiana and Texas [Member]	Sep. 30, 2013 Oil and Gas Property in Lousiana and Texas [Member] Chief Executive Officer [Member]	Sep. 30, 2013 Oil and Gas Property in Lousiana and Texas [Member] Member of the Board of Directors [Member]
Short-term Debt [Line Items]
Secured convertible promissory notes					$ 250,000	$ 2,000,000		$ 2,000,000
Working interest						37.50%	37.50%	37.50%
Effective annual rate			10.00%	10.00%		10.00%		10.00%
Conversion price			$ 3.60	$ 3.60		$ 3.60		$ 3.60
Convertible debt, terms of conversion feature						convertible into shares of the Company's common stock in whole or in part at a conversion price of $3.60 per share 6 months after issuance of the promissory note.
Current maturities of convertible notes	1,535,000
Promissory note, due date			Jan. 02, 2014	Jan. 02, 2014		Sep. 30, 2014
Proceeds from issuance of promissory note - related parties	600,000		300,000	300,000
Fee to be received on promissory note due date			7,500	7,500
Due date extension			Apr. 02, 2014	Apr. 02, 2014
Extended due date fees to be received			15,000	15,000
Working interest in property if property is not liquidated by note extended due date									11.25%	11.25%
Number of producing wells						13		13
Number of service wells						9
Number of wellbores						14
Accrued interest	$ 4,822
Total working interest per participation agreement							75.00%	75.00%